Related Party Transactions (Details Narrative) (10-K)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2017 HKD	Nov. 30, 2017 USD ($) shares	Aug. 31, 2017 USD ($) shares	Nov. 30, 2016 USD ($)	Oct. 31, 2016 USD ($)	Aug. 31, 2016 USD ($) shares
Notes payable					$ 50,000
Due from stockholders		$ 1,285	$ 1,285
Preferred stock, shares issued | shares		0	0			1,000,000
Preferred stock, shares issued value						$ 1,000
Preferred stock, shares outstanding | shares		0	0			1,000,000
Monthly rent expenses		$ 2,830	$ 2,833
Due to related parties		804,835	514,081
Accrued interest		21,188	10,350
Hong Kong, Dollars [Member]
Monthly rent expenses | HKD	HKD 22,100
Mr. Mark DeStefano [Member]
Notes payable		50,000	50,000
Due from stockholders		$ 26,981	$ 26,981
Preferred stock, shares issued | shares		1,000,000	1,000,000
Preferred stock, shares issued value		$ 33,735	$ 33,735
Preferred stock, shares outstanding | shares		1,000,000	1,000,000
Consulting fees paid to related parties				$ 10,000
Mr. Mark DeStefano [Member] | From June14 to October 24, 2016 [Member]
Preferred stock, voting rights		During the three months ended November 30, 2016 the Company satisfied these obligations. DeStefano had voting control of the Company from June 2014 (see Note 9) to October 24, 2016 (when the Company purchased from DeStefano the 1,000,000 shares of Preferred Stock for $33,735) through his ownership of the 1,000,000 shares of Voting Preferred Stock issued and outstanding (equivalent to 50,000,000 votes).	DeStefano had voting control of the Company from June 2014 (see Note 9) to October 24, 2016 (when the Company purchased from DeStefano the 1,000,000 shares of Preferred Stock for $33,735) through his ownership of the 1,000,000 shares of Voting Preferred Stock issued and outstanding (equivalent to 50,000,000 votes).
Two Directors [Member]
Consulting fees paid to related parties				$ 15,000
UBI Hong Kong [Member]
Due to related parties			$ 514,081
UBI Hong Kong [Member] | Class A Common Stock [Member]
Number of shares owned | shares		30,000,000	30,000,000
Tony Liu [Member]
Due to related parties		$ 783,647
Interest rate		7.00%	7.00%